SUBSEQUENT EVENTS NARRATIVE (Details)	Jul. 26, 2021 yr $ / shares	Jun. 30, 2021
Brookfield Class A Shares [Member]
Disclosure of detailed information about borrowings [line items]
Ratio of shares electable to receive | yr	0.4006
Brookfield class A shares with liquidity option
Disclosure of detailed information about borrowings [line items]
Ration of shares electable to receive per unit | yr	0.7268
Real Estate
Disclosure of detailed information about borrowings [line items]
Share price on date of acquisition | $ / shares	$ 18.17
Brookfield Property Partners L.P. (“BPY”)
Disclosure of detailed information about borrowings [line items]
Share price on date of acquisition, liquidation preference | $ / shares	$ 25.00
Brookfield Property Partners L.P. (“BPY”)
Disclosure of detailed information about borrowings [line items]
Proportion of Subsidiary Ownership Interest		100.00%